Non-Controlling Interests (Details 1) - USD ($)	Oct. 31, 2019	Oct. 31, 2018
Reserve Quantities [Line Items]
Current assets	$ 1,432,962	$ 2,869,694
Current liabilities	4,142,489	3,321,239
G R D Cali L L C [Member]
Reserve Quantities [Line Items]
Current assets	93,460
Long-term assets	41,642
Current liabilities	25,801
Advances from parent	73,705
Net loss for the year	384,404
Idalia L L C [Member]
Reserve Quantities [Line Items]
Current assets
Long-term assets	13,248
Current liabilities
Advances from parent
Net loss for the year	$ 57,376